Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue
Other revenue	$ 6,869	$ 8,252	$ 10,945	$ 10,279	$ 8,163	$ 8,426	$ 5,836	$ 5,603	$ 36,345	$ 28,028	$ 16,970
Total revenue	104,946	146,889	117,957	141,737	120,177	124,815	103,609	137,410	511,529	486,011	675,256
Other income	95	781	152	35	61	78	78	3	1,063	220	435
Service cost
Procurement cost of hotel and packages services	24,074	43,273	27,934	46,123	36,916	37,156	29,491	57,261	141,404	160,824	169,347
Other cost of providing services	3,316	3,353	2,818	3,429	1,765	4,758	2,962	3,103	12,916	12,588	6,530
Personnel expenses	34,456	31,659	32,564	31,157	28,216	29,645	28,745	26,961	129,836	113,567	114,157
Marketing and sales promotion expenses	27,029	44,994	40,054	54,526	41,700	49,696	44,755	55,929	166,603	192,080	451,818
Other operating expenses	65,793	40,273	38,072	41,263	35,719	33,631	30,961	32,984	185,401	133,295	120,566
Depreciation, amortization and impairment	8,471	8,492	8,547	8,172	6,903	6,586	6,610	6,718	33,682	26,817	32,712
Impairment of goodwill	272,160								272,160
Result from operating activities	(330,258)	(24,374)	(31,880)	(42,898)	(30,981)	(36,579)	(39,837)	(45,543)	(429,410)	(152,940)	(219,439)
Profit (Loss) Before tax	(338,726)	(29,599)	(36,597)	(42,624)	(40,939)	(29,493)	(46,995)	(51,196)	(447,546)	(168,623)	(220,149)
Profit (Loss) for the period	(338,611)	(29,511)	(36,803)	(42,592)	(40,393)	(29,294)	(46,965)	(51,231)	(447,517)	(167,883)	(220,240)
Air Ticketing [Member]
Revenue
Revenue	35,845	47,911	45,992	44,613	41,693	43,506	41,067	40,448	174,361	166,714	167,391
Hotels and Packages [Member]
Revenue
Revenue	47,538	72,989	46,763	68,524	58,182	58,204	44,860	76,278	235,814	237,524	439,963
Bus Ticketing [Member]
Revenue
Revenue	$ 14,694	$ 17,737	$ 14,257	$ 18,321	$ 12,139	$ 14,679	$ 11,846	$ 15,081	$ 65,009	$ 53,745	$ 50,932